Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dunham Funds
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000059523
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class A
Trading Symbol	DACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.29%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	1.33%	6.48%	0.36%	1.25%
Class A With Load	-3.22%	1.72%	-0.56%	0.79%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Intermediate Core Plus Bond Category	2.33%	7.98%	0.49%	1.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,686,912
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 875,395
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$214,686,912
Number of Portfolio Holdings	562
Total Advisory Fee	$875,395
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.3%
Corporate Bonds	31.1%
Money Market Funds	4.9%
Non U.S. Government & Agencies	2.4%
Term Loans	4.4%
U.S. Government & Agencies	28.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Technology	2.0%
Sovereign	2.3%
Health Care	2.6%
Consumer Discretionary	2.5%
Utilities	3.3%
Industrials	3.9%
Energy	4.3%
CMBS	4.9%
Money Market Funds	4.8%
ABS	10.9%
MBS Passthrough	10.9%
Financials	11.5%
CMO	11.9%
U.S. Treasury Obligations	17.6%
Other Sectors	5.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.7%
United States Treasury Note, 4.250%, 02/15/54	2.1%
United States Treasury Note, 4.000%, 11/15/52	1.7%
United States Treasury Note, 4.000%, 07/31/29	1.5%
United States Treasury Note, 4.500%, 11/15/54	1.5%
United States Treasury Bond, 1.375%, 08/15/50	1.4%
Freddie Mac Pool, 4.500%, 04/01/54	1.2%
United States Treasury Note, 4.625%, 02/15/35	1.0%
United States Treasury Note, 3.625%, 05/15/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%

C000059524
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class C
Trading Symbol	DCCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	1.10%	5.91%	-0.14%	0.75%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Intermediate Core Plus Bond Category	2.33%	7.98%	0.49%	1.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,686,912
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 875,395
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$214,686,912
Number of Portfolio Holdings	562
Total Advisory Fee	$875,395
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.3%
Corporate Bonds	31.1%
Money Market Funds	4.9%
Non U.S. Government & Agencies	2.4%
Term Loans	4.4%
U.S. Government & Agencies	28.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Technology	2.0%
Sovereign	2.3%
Health Care	2.6%
Consumer Discretionary	2.5%
Utilities	3.3%
Industrials	3.9%
Energy	4.3%
CMBS	4.9%
Money Market Funds	4.8%
ABS	10.9%
MBS Passthrough	10.9%
Financials	11.5%
CMO	11.9%
U.S. Treasury Obligations	17.6%
Other Sectors	5.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.7%
United States Treasury Note, 4.250%, 02/15/54	2.1%
United States Treasury Note, 4.000%, 11/15/52	1.7%
United States Treasury Note, 4.000%, 07/31/29	1.5%
United States Treasury Note, 4.500%, 11/15/54	1.5%
United States Treasury Bond, 1.375%, 08/15/50	1.4%
Freddie Mac Pool, 4.500%, 04/01/54	1.2%
United States Treasury Note, 4.625%, 02/15/35	1.0%
United States Treasury Note, 3.625%, 05/15/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%

C000059525
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class N
Trading Symbol	DNCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	1.46%	6.74%	0.60%	1.51%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Intermediate Core Plus Bond Category	2.33%	7.98%	0.49%	1.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,686,912
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 875,395
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$214,686,912
Number of Portfolio Holdings	562
Total Advisory Fee	$875,395
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	28.3%
Corporate Bonds	31.1%
Money Market Funds	4.9%
Non U.S. Government & Agencies	2.4%
Term Loans	4.4%
U.S. Government & Agencies	28.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Technology	2.0%
Sovereign	2.3%
Health Care	2.6%
Consumer Discretionary	2.5%
Utilities	3.3%
Industrials	3.9%
Energy	4.3%
CMBS	4.9%
Money Market Funds	4.8%
ABS	10.9%
MBS Passthrough	10.9%
Financials	11.5%
CMO	11.9%
U.S. Treasury Obligations	17.6%
Other Sectors	5.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	2.7%
United States Treasury Note, 4.250%, 02/15/54	2.1%
United States Treasury Note, 4.000%, 11/15/52	1.7%
United States Treasury Note, 4.000%, 07/31/29	1.5%
United States Treasury Note, 4.500%, 11/15/54	1.5%
United States Treasury Bond, 1.375%, 08/15/50	1.4%
Freddie Mac Pool, 4.500%, 04/01/54	1.2%
United States Treasury Note, 4.625%, 02/15/35	1.0%
United States Treasury Note, 3.625%, 05/15/53	1.0%
Fannie Mae Pool, 4.000%, 03/01/53	1.0%

C000087895
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class A
Trading Symbol	DAAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	3.12%	6.52%	6.92%	2.66%
Class A With Load	-2.78%	0.40%	5.66%	2.05%
Dow Jones Moderately Aggressive Portfolio Index	0.66%	9.38%	9.95%	7.06%
Morningstar Tactical Allocation Category	-1.85%	4.77%	6.39%	3.64%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 85,043,078
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 407,113
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$85,043,078
Number of Portfolio Holdings	45
Total Advisory Fee	$407,113
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	27.5%
Non U.S. Government & Agencies	4.6%
U.S. Government & Agencies	39.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.9%
Commodity	3.3%
Supranational	5.2%
Equity	28.4%
Money Market Funds	30.7%
U.S. Treasury Obligations	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	8.0%
Invesco Nasdaq 100 ETF	7.0%
Franklin FTSE Japan ETF	5.5%
United States Treasury Note, 2.000%, 08/15/25	4.1%
SPDR EURO STOXX 50 ETF	4.1%
Franklin FTSE United Kingdom ETF	3.9%
United States Treasury Note, 0.250%, 05/31/25	3.7%
United States Treasury Note, 2.125%, 05/15/25	3.5%
United States Treasury Note, 2.875%, 06/15/25	3.5%
United States Treasury Note, 2.875%, 07/31/25	3.5%

C000087896
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class C
Trading Symbol	DCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	2.45%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	2.72%	5.72%	6.12%	1.88%
Dow Jones Moderately Aggressive Portfolio Index	0.66%	9.38%	9.95%	7.06%
Morningstar Tactical Allocation Category	-1.85%	4.77%	6.39%	3.64%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 85,043,078
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 407,113
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$85,043,078
Number of Portfolio Holdings	45
Total Advisory Fee	$407,113
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	27.5%
Non U.S. Government & Agencies	4.6%
U.S. Government & Agencies	39.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.9%
Commodity	3.3%
Supranational	5.2%
Equity	28.4%
Money Market Funds	30.7%
U.S. Treasury Obligations	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	8.0%
Invesco Nasdaq 100 ETF	7.0%
Franklin FTSE Japan ETF	5.5%
United States Treasury Note, 2.000%, 08/15/25	4.1%
SPDR EURO STOXX 50 ETF	4.1%
Franklin FTSE United Kingdom ETF	3.9%
United States Treasury Note, 0.250%, 05/31/25	3.7%
United States Treasury Note, 2.125%, 05/15/25	3.5%
United States Treasury Note, 2.875%, 06/15/25	3.5%
United States Treasury Note, 2.875%, 07/31/25	3.5%

C000087897
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class N
Trading Symbol	DNAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	3.31%	6.76%	7.21%	2.93%
Dow Jones Moderately Aggressive Portfolio Index	0.66%	9.38%	9.95%	7.06%
Morningstar Tactical Allocation Category	-1.85%	4.77%	6.39%	3.64%
MSCI ACWI Net	0.88%	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 85,043,078
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 407,113
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$85,043,078
Number of Portfolio Holdings	45
Total Advisory Fee	$407,113
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	27.5%
Non U.S. Government & Agencies	4.6%
U.S. Government & Agencies	39.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.9%
Commodity	3.3%
Supranational	5.2%
Equity	28.4%
Money Market Funds	30.7%
U.S. Treasury Obligations	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust ETF	8.0%
Invesco Nasdaq 100 ETF	7.0%
Franklin FTSE Japan ETF	5.5%
United States Treasury Note, 2.000%, 08/15/25	4.1%
SPDR EURO STOXX 50 ETF	4.1%
Franklin FTSE United Kingdom ETF	3.9%
United States Treasury Note, 0.250%, 05/31/25	3.7%
United States Treasury Note, 2.125%, 05/15/25	3.5%
United States Treasury Note, 2.875%, 06/15/25	3.5%
United States Treasury Note, 2.875%, 07/31/25	3.5%

C000059526
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class A
Trading Symbol	DAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	0.29%	5.28%	3.93%	1.18%
Class A With Load	-5.49%	-0.79%	2.70%	0.58%
Morningstar Diversified Emerging Markets Category	-0.08%	6.60%	6.77%	2.89%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%
MSCI Emerging Markets Index	0.40%	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 133,470,172
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 434,904
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$133,470,172
Number of Portfolio Holdings	95
Total Advisory Fee	$434,904
Portfolio Turnover	44%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Mixed Allocation	0.7%
Real Estate	1.3%
Materials	1.8%
Energy	2.5%
Consumer Staples	2.6%
Utilities	3.1%
Money Market Funds	4.5%
Health Care	4.9%
Industrials	7.2%
Communications	10.9%
Consumer Discretionary	16.3%
Technology	17.9%
Financials	27.9%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.7%
Common Stocks	94.3%
Money Market Funds	4.5%
Preferred Stocks	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	8.8%
Tencent Holdings Ltd.	7.3%
Alibaba Group Holding Ltd.	4.2%
Max Healthcare Institute Ltd.	2.9%
HDFC Bank Ltd.	2.4%
Axis Bank Ltd.	2.4%
Samsung Electronics Company Ltd.	2.3%
Bharti Airtel Ltd.	2.3%
MediaTek, Inc.	1.9%
Bank Central Asia Tbk P.T.	1.8%

C000059527
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class C
Trading Symbol	DCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.08%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	-0.08%	4.48%	3.14%	0.41%
Morningstar Diversified Emerging Markets Category	-0.08%	6.60%	6.77%	2.89%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%
MSCI Emerging Markets Index	0.40%	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 133,470,172
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 434,904
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$133,470,172
Number of Portfolio Holdings	95
Total Advisory Fee	$434,904
Portfolio Turnover	44%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Mixed Allocation	0.7%
Real Estate	1.3%
Materials	1.8%
Energy	2.5%
Consumer Staples	2.6%
Utilities	3.1%
Money Market Funds	4.5%
Health Care	4.9%
Industrials	7.2%
Communications	10.9%
Consumer Discretionary	16.3%
Technology	17.9%
Financials	27.9%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.7%
Common Stocks	94.3%
Money Market Funds	4.5%
Preferred Stocks	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	8.8%
Tencent Holdings Ltd.	7.3%
Alibaba Group Holding Ltd.	4.2%
Max Healthcare Institute Ltd.	2.9%
HDFC Bank Ltd.	2.4%
Axis Bank Ltd.	2.4%
Samsung Electronics Company Ltd.	2.3%
Bharti Airtel Ltd.	2.3%
MediaTek, Inc.	1.9%
Bank Central Asia Tbk P.T.	1.8%

C000059528
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class N
Trading Symbol	DNEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	0.35%	5.51%	4.18%	1.42%
Morningstar Diversified Emerging Markets Category	-0.08%	6.60%	6.77%	2.89%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%
MSCI Emerging Markets Index	0.40%	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 133,470,172
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 434,904
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$133,470,172
Number of Portfolio Holdings	95
Total Advisory Fee	$434,904
Portfolio Turnover	44%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Mixed Allocation	0.7%
Real Estate	1.3%
Materials	1.8%
Energy	2.5%
Consumer Staples	2.6%
Utilities	3.1%
Money Market Funds	4.5%
Health Care	4.9%
Industrials	7.2%
Communications	10.9%
Consumer Discretionary	16.3%
Technology	17.9%
Financials	27.9%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.7%
Common Stocks	94.3%
Money Market Funds	4.5%
Preferred Stocks	0.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	8.8%
Tencent Holdings Ltd.	7.3%
Alibaba Group Holding Ltd.	4.2%
Max Healthcare Institute Ltd.	2.9%
HDFC Bank Ltd.	2.4%
Axis Bank Ltd.	2.4%
Samsung Electronics Company Ltd.	2.3%
Bharti Airtel Ltd.	2.3%
MediaTek, Inc.	1.9%
Bank Central Asia Tbk P.T.	1.8%

C000131123
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class A
Trading Symbol	DAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.32%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	1.48%	5.73%	6.35%	3.42%
Class A With Load	-3.12%	0.95%	5.37%	2.94%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Bank Loan Category	1.45%	5.50%	6.55%	3.77%
Morningstar LSTA US Leveraged Loan 100 Index	2.47%	6.97%	7.13%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,669,213
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 654,329
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$165,669,213
Number of Portfolio Holdings	254
Total Advisory Fee	$654,329
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.7%
Common Stocks	0.3%
Corporate Bonds	10.9%
Money Market Funds	9.0%
Right	0.0%
Term Loans	73.5%
U.S. Government & Agencies	0.6%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
CLO	1.0%
Utilities	1.4%
Consumer Staples	2.0%
Real Estate	2.1%
Energy	4.7%
Clo	5.1%
Health Care	5.4%
Materials	6.5%
Money Market Funds	9.5%
Financials	10.5%
Communications	10.9%
Industrials	12.8%
Technology	15.3%
Consumer Discretionary	17.7%
Other Sectors	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	6.1%
Mount Vernon Liquid Assets Portfolio	3.4%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.7%
Neptune Bidco US, Inc.	1.5%
BlueMountain CLO XXXII Ltd., ER	1.3%
BlueMountain CLO XXXIII Ltd., E	1.2%
Zayo Group Holdings, Inc.	1.1%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.0%
Milano Acquisition Corporation	1.0%
Bain Capital Credit CLO 2021-1 Ltd., ER	0.9%

C000131124
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class C
Trading Symbol	DCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.23%	5.19%	5.82%	2.90%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Bank Loan Category	1.45%	5.50%	6.55%	3.77%
Morningstar LSTA US Leveraged Loan 100 Index	2.47%	6.97%	7.13%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,669,213
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 654,329
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$165,669,213
Number of Portfolio Holdings	254
Total Advisory Fee	$654,329
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.7%
Common Stocks	0.3%
Corporate Bonds	10.9%
Money Market Funds	9.0%
Right	0.0%
Term Loans	73.5%
U.S. Government & Agencies	0.6%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
CLO	1.0%
Utilities	1.4%
Consumer Staples	2.0%
Real Estate	2.1%
Energy	4.7%
Clo	5.1%
Health Care	5.4%
Materials	6.5%
Money Market Funds	9.5%
Financials	10.5%
Communications	10.9%
Industrials	12.8%
Technology	15.3%
Consumer Discretionary	17.7%
Other Sectors	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	6.1%
Mount Vernon Liquid Assets Portfolio	3.4%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.7%
Neptune Bidco US, Inc.	1.5%
BlueMountain CLO XXXII Ltd., ER	1.3%
BlueMountain CLO XXXIII Ltd., E	1.2%
Zayo Group Holdings, Inc.	1.1%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.0%
Milano Acquisition Corporation	1.0%
Bain Capital Credit CLO 2021-1 Ltd., ER	0.9%

C000131125
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class N
Trading Symbol	DNFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	1.60%	5.98%	6.63%	3.67%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Morningstar Bank Loan Category	1.45%	5.50%	6.55%	3.77%
Morningstar LSTA US Leveraged Loan 100 Index	2.47%	6.97%	7.13%	4.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 165,669,213
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 654,329
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$165,669,213
Number of Portfolio Holdings	254
Total Advisory Fee	$654,329
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.7%
Common Stocks	0.3%
Corporate Bonds	10.9%
Money Market Funds	9.0%
Right	0.0%
Term Loans	73.5%
U.S. Government & Agencies	0.6%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.5%
CLO	1.0%
Utilities	1.4%
Consumer Staples	2.0%
Real Estate	2.1%
Energy	4.7%
Clo	5.1%
Health Care	5.4%
Materials	6.5%
Money Market Funds	9.5%
Financials	10.5%
Communications	10.9%
Industrials	12.8%
Technology	15.3%
Consumer Discretionary	17.7%
Other Sectors	0.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	6.1%
Mount Vernon Liquid Assets Portfolio	3.4%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.7%
Neptune Bidco US, Inc.	1.5%
BlueMountain CLO XXXII Ltd., ER	1.3%
BlueMountain CLO XXXIII Ltd., E	1.2%
Zayo Group Holdings, Inc.	1.1%
THL Credit Wind River 2019-3 Clo Ltd., E2R	1.0%
Milano Acquisition Corporation	1.0%
Bain Capital Credit CLO 2021-1 Ltd., ER	0.9%

C000107185
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class A
Trading Symbol	DAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.28%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	-2.96%	8.37%	12.26%	12.80%
Class A With Load	-8.54%	2.15%	10.93%	12.14%
Morningstar Large Cap Growth Category	-1.65%	11.89%	13.76%	12.07%
Russell 1000® Growth Index	-1.67%	14.41%	17.20%	15.25%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 200,256,555
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 764,490
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$200,256,555
Number of Portfolio Holdings	35
Total Advisory Fee	$764,490
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	0.6%
Financials	2.3%
Money Market Funds	3.1%
Health Care	8.9%
Communications	14.4%
Consumer Discretionary	15.1%
Technology	57.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	7.9%
Amazon.com, Inc.	7.3%
NVIDIA Corporation	7.0%
Mastercard, Inc. - Class A	6.6%
Microsoft Corporation	5.6%
Meta Platforms, Inc. - Class A	5.3%
Netflix, Inc.	5.2%
Intuitive Surgical, Inc.	4.4%
Visa, Inc. - Class A	4.2%
Apple, Inc.	3.9%

C000107186
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class C
Trading Symbol	DCFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.03%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-3.33%	7.57%	11.42%	11.96%
Morningstar Large Cap Growth Category	-1.65%	11.89%	13.76%	12.07%
Russell 1000® Growth Index	-1.67%	14.41%	17.20%	15.25%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 200,256,555
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 764,490
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$200,256,555
Number of Portfolio Holdings	35
Total Advisory Fee	$764,490
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	0.6%
Financials	2.3%
Money Market Funds	3.1%
Health Care	8.9%
Communications	14.4%
Consumer Discretionary	15.1%
Technology	57.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	7.9%
Amazon.com, Inc.	7.3%
NVIDIA Corporation	7.0%
Mastercard, Inc. - Class A	6.6%
Microsoft Corporation	5.6%
Meta Platforms, Inc. - Class A	5.3%
Netflix, Inc.	5.2%
Intuitive Surgical, Inc.	4.4%
Visa, Inc. - Class A	4.2%
Apple, Inc.	3.9%

C000107187
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class N
Trading Symbol	DNFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$50	1.03%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	-2.84%	8.64%	12.54%	13.09%
Morningstar Large Cap Growth Category	-1.65%	11.89%	13.76%	12.07%
Russell 1000® Growth Index	-1.67%	14.41%	17.20%	15.25%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 200,256,555
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 764,490
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$200,256,555
Number of Portfolio Holdings	35
Total Advisory Fee	$764,490
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	0.6%
Financials	2.3%
Money Market Funds	3.1%
Health Care	8.9%
Communications	14.4%
Consumer Discretionary	15.1%
Technology	57.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	7.9%
Amazon.com, Inc.	7.3%
NVIDIA Corporation	7.0%
Mastercard, Inc. - Class A	6.6%
Microsoft Corporation	5.6%
Meta Platforms, Inc. - Class A	5.3%
Netflix, Inc.	5.2%
Intuitive Surgical, Inc.	4.4%
Visa, Inc. - Class A	4.2%
Apple, Inc.	3.9%

C000059529
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class A
Trading Symbol	DAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	0.65%	5.83%	5.86%	4.04%
Class A With Load	-3.85%	1.12%	4.90%	3.56%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	1.71%	8.69%	6.43%	4.80%
Morningstar High-Yield Bond Category	1.43%	7.47%	5.69%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 171,801,206
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 883,852
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$171,801,206
Number of Portfolio Holdings	268
Total Advisory Fee	$883,852
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.2%
Corporate Bonds	81.3%
Money Market Funds	18.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.7%
Common Stocks	0.2%
Real Estate	2.8%
Consumer Staples	3.7%
Utilities	3.9%
Health Care	5.0%
Industrials	7.3%
Technology	8.2%
Materials	10.2%
Communications	12.6%
Energy	13.2%
Consumer Discretionary	13.3%
Financials	13.8%
Money Market Funds	21.5%

Credit Quality Allocation (% of total investments)

Collateral for Securities Loaned	14.9%
B2	14.6%
Ba3	13.9%
B1	12.1%
B3	11.8%
Ba2	8.8%
Other/Not Rated	6.2%
Ba1	6.0%
Caa1	4.0%
Caa2	2.9%
Baa3	2.1%
B-	0.6%
BB+	0.5%
B3u	0.4%
Ca	0.4%
Caa3	0.4%
CCC-	0.3%
BB-	0.1%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000059530
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class C
Trading Symbol	DCHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	0.42%	5.30%	5.34%	3.55%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	1.71%	8.69%	6.43%	4.80%
Morningstar High-Yield Bond Category	1.43%	7.47%	5.69%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 171,801,206
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 883,852
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$171,801,206
Number of Portfolio Holdings	268
Total Advisory Fee	$883,852
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.2%
Corporate Bonds	81.3%
Money Market Funds	18.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.7%
Common Stocks	0.2%
Real Estate	2.8%
Consumer Staples	3.7%
Utilities	3.9%
Health Care	5.0%
Industrials	7.3%
Technology	8.2%
Materials	10.2%
Communications	12.6%
Energy	13.2%
Consumer Discretionary	13.3%
Financials	13.8%
Money Market Funds	21.5%

Credit Quality Allocation (% of total investments)

Collateral for Securities Loaned	14.9%
B2	14.6%
Ba3	13.9%
B1	12.1%
B3	11.8%
Ba2	8.8%
Other/Not Rated	6.2%
Ba1	6.0%
Caa1	4.0%
Caa2	2.9%
Baa3	2.1%
B-	0.6%
BB+	0.5%
B3u	0.4%
Ca	0.4%
Caa3	0.4%
CCC-	0.3%
BB-	0.1%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000059531
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class N
Trading Symbol	DNHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	0.79%	6.18%	6.15%	4.31%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
ICE BofA High Yield U.S. Corporates Cash Pay Index	1.71%	8.69%	6.43%	4.80%
Morningstar High-Yield Bond Category	1.43%	7.47%	5.69%	3.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 171,801,206
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 883,852
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$171,801,206
Number of Portfolio Holdings	268
Total Advisory Fee	$883,852
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.2%
Corporate Bonds	81.3%
Money Market Funds	18.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-15.7%
Common Stocks	0.2%
Real Estate	2.8%
Consumer Staples	3.7%
Utilities	3.9%
Health Care	5.0%
Industrials	7.3%
Technology	8.2%
Materials	10.2%
Communications	12.6%
Energy	13.2%
Consumer Discretionary	13.3%
Financials	13.8%
Money Market Funds	21.5%

Credit Quality Allocation (% of total investments)

Collateral for Securities Loaned	14.9%
B2	14.6%
Ba3	13.9%
B1	12.1%
B3	11.8%
Ba2	8.8%
Other/Not Rated	6.2%
Ba1	6.0%
Caa1	4.0%
Caa2	2.9%
Baa3	2.1%
B-	0.6%
BB+	0.5%
B3u	0.4%
Ca	0.4%
Caa3	0.4%
CCC-	0.3%
BB-	0.1%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000131120
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class A
Trading Symbol	DAIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	1.18%	6.36%	3.43%	0.75%
Class A With Load	-3.41%	1.55%	2.49%	0.29%
Bloomberg Global Aggregate ex USD Hedged Index	2.58%	6.73%	0.89%	2.44%
Bloomberg Global Aggregate ex USD Unhedged	4.71%	9.48%	-1.77%	0.10%
Morningstar Global Bond Category	3.72%	8.54%	0.33%	1.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,564,213
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 433,818
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$66,564,213
Number of Portfolio Holdings	527
Total Advisory Fee	$433,818
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	66.5%
Money Market Funds	5.4%
Non U.S. Government & Agencies	28.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Local Authority	0.4%
Technology	0.6%
Supranational	0.8%
Consumer Staples	1.7%
Real Estate	1.9%
Health Care	3.4%
Communications	4.9%
Money Market Funds	5.1%
Industrials	5.7%
Consumer Discretionary	6.4%
Utilities	6.7%
Materials	7.0%
Non U.S. Treasury	8.0%
Financials	9.9%
Energy	15.2%
Sovereign	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.5%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.3%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.8%
Egypt Government International Bond, 7.625%, 05/29/32	0.8%
Metinvest BV, 7.750%, 10/17/29	0.7%
Cheplapharm Arzneimittel GmbH, 7.500%, 05/15/30	0.6%
Altice Financing S.A., 4.250%, 08/15/29	0.6%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.6%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.6%

C000131121
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class C
Trading Symbol	DCIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.42%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	0.82%	5.74%	2.91%	0.24%
Bloomberg Global Aggregate ex USD Hedged Index	2.58%	6.73%	0.89%	2.44%
Bloomberg Global Aggregate ex USD Unhedged	4.71%	9.48%	-1.77%	0.10%
Morningstar Global Bond Category	3.72%	8.54%	0.33%	1.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,564,213
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 433,818
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$66,564,213
Number of Portfolio Holdings	527
Total Advisory Fee	$433,818
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	66.5%
Money Market Funds	5.4%
Non U.S. Government & Agencies	28.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Local Authority	0.4%
Technology	0.6%
Supranational	0.8%
Consumer Staples	1.7%
Real Estate	1.9%
Health Care	3.4%
Communications	4.9%
Money Market Funds	5.1%
Industrials	5.7%
Consumer Discretionary	6.4%
Utilities	6.7%
Materials	7.0%
Non U.S. Treasury	8.0%
Financials	9.9%
Energy	15.2%
Sovereign	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.5%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.3%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.8%
Egypt Government International Bond, 7.625%, 05/29/32	0.8%
Metinvest BV, 7.750%, 10/17/29	0.7%
Cheplapharm Arzneimittel GmbH, 7.500%, 05/15/30	0.6%
Altice Financing S.A., 4.250%, 08/15/29	0.6%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.6%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.6%

C000131122
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class N
Trading Symbol	DNIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	1.29%	6.70%	3.68%	0.99%
Bloomberg Global Aggregate ex USD Hedged Index	2.58%	6.73%	0.89%	2.44%
Bloomberg Global Aggregate ex USD Unhedged	4.71%	9.48%	-1.77%	0.10%
Morningstar Global Bond Category	3.72%	8.54%	0.33%	1.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 66,564,213
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 433,818
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$66,564,213
Number of Portfolio Holdings	527
Total Advisory Fee	$433,818
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Corporate Bonds	66.5%
Money Market Funds	5.4%
Non U.S. Government & Agencies	28.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.7%
Local Authority	0.4%
Technology	0.6%
Supranational	0.8%
Consumer Staples	1.7%
Real Estate	1.9%
Health Care	3.4%
Communications	4.9%
Money Market Funds	5.1%
Industrials	5.7%
Consumer Discretionary	6.4%
Utilities	6.7%
Materials	7.0%
Non U.S. Treasury	8.0%
Financials	9.9%
Energy	15.2%
Sovereign	17.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Australia Government Bond, 1.250%, 05/21/32	1.5%
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/01/28	1.3%
Italy Buoni Poliennali Del Tesoro, 2.450%, 09/01/33	1.0%
Poinsettia Finance Ltd., 6.625%, 06/17/31	0.8%
Egypt Government International Bond, 7.625%, 05/29/32	0.8%
Metinvest BV, 7.750%, 10/17/29	0.7%
Cheplapharm Arzneimittel GmbH, 7.500%, 05/15/30	0.6%
Altice Financing S.A., 4.250%, 08/15/29	0.6%
Sasol Financing USA, LLC, 4.375%, 09/18/26	0.6%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.6%

C000059532
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class A
Trading Symbol	DAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	2.21%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	9.67%	12.91%	14.17%	6.39%
Class A With Load	3.35%	6.44%	12.82%	5.76%
Morningstar Foreign Large Value Category	10.10%	15.25%	12.78%	4.75%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 161,126,095
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 1,199,821
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$161,126,095
Number of Portfolio Holdings	355
Total Advisory Fee	$1,199,821
Portfolio Turnover	77%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Equity	0.5%
Utilities	1.3%
Real Estate	1.3%
Energy	3.2%
Materials	5.1%
Health Care	6.3%
Consumer Discretionary	6.5%
Consumer Staples	7.1%
Money Market Funds	8.1%
Industrials	9.3%
Communications	10.9%
Technology	12.6%
Financials	34.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Exchange-Traded Funds	0.5%
Money Market Funds	7.7%
Preferred Stocks	1.5%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	2.9%
BNP Paribas S.A.	2.2%
Deutsche Telekom A.G.	2.2%
ABB Ltd.	2.1%
Agnico Eagle Mines Ltd.	2.0%
British American Tobacco plc - ADR	1.8%
Bank of Ireland Group PLC	1.7%
AstraZeneca PLC - ADR	1.6%
Bank of China Ltd. - H Shares	1.5%
Banco BPM SpA	1.5%

C000059533
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class C
Trading Symbol	DCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	2.96%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	2.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	9.30%	12.08%	13.32%	5.59%
Morningstar Foreign Large Value Category	10.10%	15.25%	12.78%	4.75%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 161,126,095
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 1,199,821
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$161,126,095
Number of Portfolio Holdings	355
Total Advisory Fee	$1,199,821
Portfolio Turnover	77%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Equity	0.5%
Utilities	1.3%
Real Estate	1.3%
Energy	3.2%
Materials	5.1%
Health Care	6.3%
Consumer Discretionary	6.5%
Consumer Staples	7.1%
Money Market Funds	8.1%
Industrials	9.3%
Communications	10.9%
Technology	12.6%
Financials	34.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Exchange-Traded Funds	0.5%
Money Market Funds	7.7%
Preferred Stocks	1.5%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	2.9%
BNP Paribas S.A.	2.2%
Deutsche Telekom A.G.	2.2%
ABB Ltd.	2.1%
Agnico Eagle Mines Ltd.	2.0%
British American Tobacco plc - ADR	1.8%
Bank of Ireland Group PLC	1.7%
AstraZeneca PLC - ADR	1.6%
Bank of China Ltd. - H Shares	1.5%
Banco BPM SpA	1.5%

C000059534
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class N
Trading Symbol	DNINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$102	1.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham International Stock Fund	9.81%	13.21%	14.45%	6.65%
Morningstar Foreign Large Value Category	10.10%	15.25%	12.78%	4.75%
MSCI ACWI ex USA Index	5.95%	11.92%	10.09%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 161,126,095
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 1,199,821
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$161,126,095
Number of Portfolio Holdings	355
Total Advisory Fee	$1,199,821
Portfolio Turnover	77%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Equity	0.5%
Utilities	1.3%
Real Estate	1.3%
Energy	3.2%
Materials	5.1%
Health Care	6.3%
Consumer Discretionary	6.5%
Consumer Staples	7.1%
Money Market Funds	8.1%
Industrials	9.3%
Communications	10.9%
Technology	12.6%
Financials	34.3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.3%
Exchange-Traded Funds	0.5%
Money Market Funds	7.7%
Preferred Stocks	1.5%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	2.9%
BNP Paribas S.A.	2.2%
Deutsche Telekom A.G.	2.2%
ABB Ltd.	2.1%
Agnico Eagle Mines Ltd.	2.0%
British American Tobacco plc - ADR	1.8%
Bank of Ireland Group PLC	1.7%
AstraZeneca PLC - ADR	1.6%
Bank of China Ltd. - H Shares	1.5%
Banco BPM SpA	1.5%

C000059511
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class A
Trading Symbol	DALVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	-3.77%	5.84%	12.37%	7.55%
Class A With Load	-9.33%	-0.23%	11.05%	6.91%
Morningstar Large Cap Value Category	-2.25%	7.44%	13.40%	8.19%
Russell 1000® Value Index	-1.86%	8.55%	13.00%	8.36%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,620,136
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 755,851
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$177,620,136
Number of Portfolio Holdings	78
Total Advisory Fee	$755,851
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	3.0%
Consumer Staples	4.0%
Money Market Funds	4.0%
Real Estate	4.1%
Materials	5.6%
Consumer Discretionary	5.6%
Communications	6.4%
Energy	6.6%
Technology	9.9%
Industrials	14.8%
Health Care	16.0%
Financials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Abbott Laboratories	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Exxon Mobil Corporation	2.1%
RTX Corporation	2.0%
Bank of America Corporation	2.0%
Wells Fargo & Company	2.0%
UnitedHealth Group, Inc.	2.0%
Blackrock, Inc.	1.9%
Parker-Hannifin Corporation	1.9%

C000059512
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class C
Trading Symbol	DCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.10%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	-4.13%	5.03%	11.54%	6.74%
Morningstar Large Cap Value Category	-2.25%	7.44%	13.40%	8.19%
Russell 1000® Value Index	-1.86%	8.55%	13.00%	8.36%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,620,136
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 755,851
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$177,620,136
Number of Portfolio Holdings	78
Total Advisory Fee	$755,851
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	3.0%
Consumer Staples	4.0%
Money Market Funds	4.0%
Real Estate	4.1%
Materials	5.6%
Consumer Discretionary	5.6%
Communications	6.4%
Energy	6.6%
Technology	9.9%
Industrials	14.8%
Health Care	16.0%
Financials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Abbott Laboratories	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Exxon Mobil Corporation	2.1%
RTX Corporation	2.0%
Bank of America Corporation	2.0%
Wells Fargo & Company	2.0%
UnitedHealth Group, Inc.	2.0%
Blackrock, Inc.	1.9%
Parker-Hannifin Corporation	1.9%

C000059513
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class N
Trading Symbol	DNLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	-3.65%	6.13%	12.66%	7.82%
Morningstar Large Cap Value Category	-2.25%	7.44%	13.40%	8.19%
Russell 1000® Value Index	-1.86%	8.55%	13.00%	8.36%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 177,620,136
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 755,851
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$177,620,136
Number of Portfolio Holdings	78
Total Advisory Fee	$755,851
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Utilities	3.0%
Consumer Staples	4.0%
Money Market Funds	4.0%
Real Estate	4.1%
Materials	5.6%
Consumer Discretionary	5.6%
Communications	6.4%
Energy	6.6%
Technology	9.9%
Industrials	14.8%
Health Care	16.0%
Financials	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Abbott Laboratories	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Exxon Mobil Corporation	2.1%
RTX Corporation	2.0%
Bank of America Corporation	2.0%
Wells Fargo & Company	2.0%
UnitedHealth Group, Inc.	2.0%
Blackrock, Inc.	1.9%
Parker-Hannifin Corporation	1.9%

C000059520
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class A
Trading Symbol	DAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	1.65%	3.93%	2.53%	2.75%
Class A With Load	-4.24%	-2.09%	1.33%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	2.12%	7.92%	5.64%	4.91%
Morningstar Nontraditional Bond Category	1.51%	5.50%	3.54%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 220,393,196
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 859,095
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$220,393,196
Number of Portfolio Holdings	70
Total Advisory Fee	$859,095
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	45.6%
Money Market Funds	6.1%
Municipal Bonds	1.1%
Non U.S. Government & Agencies	1.0%
U.S. Government & Agencies	46.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.6%
Consumer Staples	0.8%
Sovereign	1.0%
Technology	1.1%
Education	1.1%
Health Care	1.7%
Industrials	2.1%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	5.0%
Communications	5.2%
Utilities	5.7%
Money Market Funds	6.3%
Financials	20.1%
U.S. Treasury Obligations	47.4%

If the total percentage exceeds 100%, the calculation includes the notional values of open futures, credit default swaps and total return swaps, which can result in aggregate exposures greater than the portfolio's net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 09/18/25	12.2%
United States Treasury Bill, 0.000%, 07/10/25	12.2%
United States Treasury Bill, 0.000%, 06/17/25	12.2%
United States Treasury Bill, 0.000%, 05/06/25	3.3%
First American Government Obligations Fund, Class X	3.3%
Mount Vernon Liquid Assets Portfolio	3.0%
United States Treasury Note, 4.500%, 11/15/54	2.8%
United States Treasury Note, 4.625%, 02/15/35	2.7%
Wells Fargo & Company, 5.018%, 01/15/27	2.3%
Frontier Communications Holdings, LLC, 6.000%, 01/15/30	2.2%

C000059521
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class C
Trading Symbol	DCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	1.37%	3.25%	1.78%	1.99%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	2.12%	7.92%	5.64%	4.91%
Morningstar Nontraditional Bond Category	1.51%	5.50%	3.54%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 220,393,196
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 859,095
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$220,393,196
Number of Portfolio Holdings	70
Total Advisory Fee	$859,095
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	45.6%
Money Market Funds	6.1%
Municipal Bonds	1.1%
Non U.S. Government & Agencies	1.0%
U.S. Government & Agencies	46.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.6%
Consumer Staples	0.8%
Sovereign	1.0%
Technology	1.1%
Education	1.1%
Health Care	1.7%
Industrials	2.1%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	5.0%
Communications	5.2%
Utilities	5.7%
Money Market Funds	6.3%
Financials	20.1%
U.S. Treasury Obligations	47.4%

If the total percentage exceeds 100%, the calculation includes the notional values of open futures, credit default swaps and total return swaps, which can result in aggregate exposures greater than the portfolio's net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 09/18/25	12.2%
United States Treasury Bill, 0.000%, 07/10/25	12.2%
United States Treasury Bill, 0.000%, 06/17/25	12.2%
United States Treasury Bill, 0.000%, 05/06/25	3.3%
First American Government Obligations Fund, Class X	3.3%
Mount Vernon Liquid Assets Portfolio	3.0%
United States Treasury Note, 4.500%, 11/15/54	2.8%
United States Treasury Note, 4.625%, 02/15/35	2.7%
Wells Fargo & Company, 5.018%, 01/15/27	2.3%
Frontier Communications Holdings, LLC, 6.000%, 01/15/30	2.2%

C000059522
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class N
Trading Symbol	DNAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	1.77%	4.30%	2.80%	3.02%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	2.12%	7.92%	5.64%	4.91%
Morningstar Nontraditional Bond Category	1.51%	5.50%	3.54%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 220,393,196
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 859,095
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$220,393,196
Number of Portfolio Holdings	70
Total Advisory Fee	$859,095
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	45.6%
Money Market Funds	6.1%
Municipal Bonds	1.1%
Non U.S. Government & Agencies	1.0%
U.S. Government & Agencies	46.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	12.6%
Consumer Staples	0.8%
Sovereign	1.0%
Technology	1.1%
Education	1.1%
Health Care	1.7%
Industrials	2.1%
Materials	2.3%
Energy	2.8%
Consumer Discretionary	5.0%
Communications	5.2%
Utilities	5.7%
Money Market Funds	6.3%
Financials	20.1%
U.S. Treasury Obligations	47.4%

If the total percentage exceeds 100%, the calculation includes the notional values of open futures, credit default swaps and total return swaps, which can result in aggregate exposures greater than the portfolio's net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 09/18/25	12.2%
United States Treasury Bill, 0.000%, 07/10/25	12.2%
United States Treasury Bill, 0.000%, 06/17/25	12.2%
United States Treasury Bill, 0.000%, 05/06/25	3.3%
First American Government Obligations Fund, Class X	3.3%
Mount Vernon Liquid Assets Portfolio	3.0%
United States Treasury Note, 4.500%, 11/15/54	2.8%
United States Treasury Note, 4.625%, 02/15/35	2.7%
Wells Fargo & Company, 5.018%, 01/15/27	2.3%
Frontier Communications Holdings, LLC, 6.000%, 01/15/30	2.2%

C000066378
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class A
Trading Symbol	DAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	2.51%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	3.74%	8.14%	3.17%	1.94%
Class A With Load	-2.21%	1.91%	1.95%	1.34%
Credit Suisse Merger Arb Liquidity Beta Index	5.22%	10.03%	5.36%	3.86%
Morningstar Event Driven Category	2.17%	5.96%	4.87%	3.52%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 224,650,828
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,494,324
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$224,650,828
Number of Portfolio Holdings	66
Total Advisory Fee	$1,494,324
Portfolio Turnover	73%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	104.4%
Money Market Funds	26.3%
Purchased Options	0.2%
Right	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.2%
Purchased Options	0.1%
Energy	12.4%
Equity	1.6%
Technology	2.9%
Health Care	3.3%
Real Estate	3.9%
Industrials	4.5%
Communications	13.2%
Financials	5.5%
Consumer Staples	7.8%
Materials	10.6%
Consumer Discretionary	12.4%
Money Market Funds	19.2%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hess Corporation	6.8%
AZEK Company, Inc. (The)	5.8%
Covestro A.G. 144A	5.7%
Liberty Broadband Corporation - Series C	5.3%
Frontier Communications Parent, Inc.	4.7%
United States Steel Corporation	4.5%
Walgreens Boots Alliance, Inc.	4.3%
ESR Cayman Ltd. 144A	3.9%
Veren, Inc.	3.7%
Amedisys, Inc.	3.3%

C000066379
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class C
Trading Symbol	DCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	3.26%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	3.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	3.35%	7.30%	2.39%	1.17%
Credit Suisse Merger Arb Liquidity Beta Index	5.22%	10.03%	5.36%	3.86%
Morningstar Event Driven Category	2.17%	5.96%	4.87%	3.52%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 224,650,828
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,494,324
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$224,650,828
Number of Portfolio Holdings	66
Total Advisory Fee	$1,494,324
Portfolio Turnover	73%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	104.4%
Money Market Funds	26.3%
Purchased Options	0.2%
Right	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.2%
Purchased Options	0.1%
Energy	12.4%
Equity	1.6%
Technology	2.9%
Health Care	3.3%
Real Estate	3.9%
Industrials	4.5%
Communications	13.2%
Financials	5.5%
Consumer Staples	7.8%
Materials	10.6%
Consumer Discretionary	12.4%
Money Market Funds	19.2%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hess Corporation	6.8%
AZEK Company, Inc. (The)	5.8%
Covestro A.G. 144A	5.7%
Liberty Broadband Corporation - Series C	5.3%
Frontier Communications Parent, Inc.	4.7%
United States Steel Corporation	4.5%
Walgreens Boots Alliance, Inc.	4.3%
ESR Cayman Ltd. 144A	3.9%
Veren, Inc.	3.7%
Amedisys, Inc.	3.3%

C000066380
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class N
Trading Symbol	DNMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$114	2.25%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	3.83%	8.39%	3.43%	2.20%
Credit Suisse Merger Arb Liquidity Beta Index	5.22%	10.03%	5.36%	3.86%
Morningstar Event Driven Category	2.17%	5.96%	4.87%	3.52%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 224,650,828
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,494,324
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$224,650,828
Number of Portfolio Holdings	66
Total Advisory Fee	$1,494,324
Portfolio Turnover	73%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	2.3%
Common Stocks	104.4%
Money Market Funds	26.3%
Purchased Options	0.2%
Right	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.2%
Purchased Options	0.1%
Energy	12.4%
Equity	1.6%
Technology	2.9%
Health Care	3.3%
Real Estate	3.9%
Industrials	4.5%
Communications	13.2%
Financials	5.5%
Consumer Staples	7.8%
Materials	10.6%
Consumer Discretionary	12.4%
Money Market Funds	19.2%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hess Corporation	6.8%
AZEK Company, Inc. (The)	5.8%
Covestro A.G. 144A	5.7%
Liberty Broadband Corporation - Series C	5.3%
Frontier Communications Parent, Inc.	4.7%
United States Steel Corporation	4.5%
Walgreens Boots Alliance, Inc.	4.3%
ESR Cayman Ltd. 144A	3.9%
Veren, Inc.	3.7%
Amedisys, Inc.	3.3%

C000059508
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class A
Trading Symbol	DAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	-11.06%	4.76%	-0.90%	1.84%
Class A With Load	-16.19%	-1.25%	-2.07%	1.24%
Dow Jones US Real Estate Index	-2.96%	17.38%	7.38%	5.89%
Morningstar Real Estate Category	-5.03%	13.58%	7.44%	4.77%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,921,647
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 241,209
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$50,921,647
Number of Portfolio Holdings	42
Total Advisory Fee	$241,209
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.8%
Communications	0.9%
Energy	1.2%
Industrials	1.8%
Technology	2.2%
Consumer Discretionary	5.2%
Money Market Funds	5.6%
Financials	13.8%
Real Estate	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	8.2%
Prologis, Inc.	7.1%
Equinix, Inc.	6.8%
FTAI Infrastructure, LLC	5.3%
FTAI Aviation Ltd.	5.2%
Crown Castle, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	3.4%
Wynn Resorts Ltd.	3.4%
Ventas, Inc.	3.3%

C000059509
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class C
Trading Symbol	DCREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.44%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-11.40%	4.00%	-1.65%	1.07%
Dow Jones US Real Estate Index	-2.96%	17.38%	7.38%	5.89%
Morningstar Real Estate Category	-5.03%	13.58%	7.44%	4.77%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,921,647
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 241,209
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$50,921,647
Number of Portfolio Holdings	42
Total Advisory Fee	$241,209
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.8%
Communications	0.9%
Energy	1.2%
Industrials	1.8%
Technology	2.2%
Consumer Discretionary	5.2%
Money Market Funds	5.6%
Financials	13.8%
Real Estate	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	8.2%
Prologis, Inc.	7.1%
Equinix, Inc.	6.8%
FTAI Infrastructure, LLC	5.3%
FTAI Aviation Ltd.	5.2%
Crown Castle, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	3.4%
Wynn Resorts Ltd.	3.4%
Ventas, Inc.	3.3%

C000059510
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class N
Trading Symbol	DNREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$67	1.42%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-10.99%	5.01%	-0.67%	2.09%
Dow Jones US Real Estate Index	-2.96%	17.38%	7.38%	5.89%
Morningstar Real Estate Category	-5.03%	13.58%	7.44%	4.77%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,921,647
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 241,209
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$50,921,647
Number of Portfolio Holdings	42
Total Advisory Fee	$241,209
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.6%
Money Market Funds	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.8%
Communications	0.9%
Energy	1.2%
Industrials	1.8%
Technology	2.2%
Consumer Discretionary	5.2%
Money Market Funds	5.6%
Financials	13.8%
Real Estate	72.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Tower Corporation - Class A	8.2%
Prologis, Inc.	7.1%
Equinix, Inc.	6.8%
FTAI Infrastructure, LLC	5.3%
FTAI Aviation Ltd.	5.2%
Crown Castle, Inc.	4.9%
Digital Realty Trust, Inc.	4.6%
Simon Property Group, Inc.	3.4%
Wynn Resorts Ltd.	3.4%
Ventas, Inc.	3.3%

C000059514
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class A
Trading Symbol	DADGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.42%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	-9.48%	0.63%	8.32%	8.17%
Class A With Load	-14.67%	-5.18%	7.04%	7.53%
Morningstar Small Cap Growth Category	-8.28%	1.29%	8.23%	7.09%
Russell 2000® Growth Index	-8.97%	2.42%	7.60%	6.39%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,142,915
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 323,309
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$79,142,915
Number of Portfolio Holdings	104
Total Advisory Fee	$323,309
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Money Market Funds	22.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Materials	1.1%
Energy	1.7%
Consumer Staples	3.9%
Communications	4.1%
Financials	8.9%
Consumer Discretionary	11.5%
Health Care	16.4%
Industrials	19.7%
Money Market Funds	28.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.0%
JFrog Ltd.	1.6%
Tradeweb Markets, Inc. - Class A	1.6%
Universal Technical Institute, Inc.	1.5%
Adtalem Global Education, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
Vertex, Inc. - Class A	1.4%
Fiverr International Ltd.	1.4%
BWX Technologies, Inc.	1.3%
Pinnacle Financial Partners, Inc.	1.3%

C000059515
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class C
Trading Symbol	DCDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.19%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	-9.81%	-0.19%	7.50%	7.36%
Morningstar Small Cap Growth Category	-8.28%	1.29%	8.23%	7.09%
Russell 2000® Growth Index	-8.97%	2.42%	7.60%	6.39%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,142,915
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 323,309
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$79,142,915
Number of Portfolio Holdings	104
Total Advisory Fee	$323,309
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Money Market Funds	22.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Materials	1.1%
Energy	1.7%
Consumer Staples	3.9%
Communications	4.1%
Financials	8.9%
Consumer Discretionary	11.5%
Health Care	16.4%
Industrials	19.7%
Money Market Funds	28.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.0%
JFrog Ltd.	1.6%
Tradeweb Markets, Inc. - Class A	1.6%
Universal Technical Institute, Inc.	1.5%
Adtalem Global Education, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
Vertex, Inc. - Class A	1.4%
Fiverr International Ltd.	1.4%
BWX Technologies, Inc.	1.3%
Pinnacle Financial Partners, Inc.	1.3%

C000059516
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class N
Trading Symbol	DNDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$55	1.17%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	-9.36%	0.87%	8.59%	8.44%
Morningstar Small Cap Growth Category	-8.28%	1.29%	8.23%	7.09%
Russell 2000® Growth Index	-8.97%	2.42%	7.60%	6.39%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,142,915
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 323,309
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$79,142,915
Number of Portfolio Holdings	104
Total Advisory Fee	$323,309
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Money Market Funds	22.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Materials	1.1%
Energy	1.7%
Consumer Staples	3.9%
Communications	4.1%
Financials	8.9%
Consumer Discretionary	11.5%
Health Care	16.4%
Industrials	19.7%
Money Market Funds	28.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	2.0%
JFrog Ltd.	1.6%
Tradeweb Markets, Inc. - Class A	1.6%
Universal Technical Institute, Inc.	1.5%
Adtalem Global Education, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
Vertex, Inc. - Class A	1.4%
Fiverr International Ltd.	1.4%
BWX Technologies, Inc.	1.3%
Pinnacle Financial Partners, Inc.	1.3%

C000059517
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class A
Trading Symbol	DASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.34%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	-11.02%	-3.55%	10.57%	5.34%
Class A With Load	-16.12%	-9.11%	9.26%	4.72%
Morningstar Small Cap Value Category	-9.71%	-2.33%	13.75%	5.94%
Russell 2000® Value Index	-11.00%	-0.68%	11.74%	5.87%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,790,742
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 425,845
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$98,790,742
Number of Portfolio Holdings	194
Total Advisory Fee	$425,845
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.2%
Money Market Funds	14.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.2%
Consumer Staples	1.3%
Communications	4.1%
Health Care	4.4%
Utilities	4.8%
Energy	5.3%
Real Estate	6.9%
Consumer Discretionary	7.8%
Technology	8.4%
Materials	9.6%
Money Market Funds	16.6%
Financials	21.3%
Industrials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kemper Corporation	1.2%
Enovis Corporation	1.1%
BGC Group, Inc. - Class A	1.1%
Teleflex, Inc.	1.1%
Proficient Auto Logistics, Inc.	1.1%
Northeast Bank	1.1%
Brixmor Property Group, Inc.	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Hanover Insurance Group, Inc. (The)	1.0%
Webster Financial Corporation	1.0%

C000059518
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class C
Trading Symbol	DCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.09%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	-11.41%	-4.30%	9.73%	4.54%
Morningstar Small Cap Value Category	-9.71%	-2.33%	13.75%	5.94%
Russell 2000® Value Index	-11.00%	-0.68%	11.74%	5.87%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,790,742
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 425,845
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$98,790,742
Number of Portfolio Holdings	194
Total Advisory Fee	$425,845
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.2%
Money Market Funds	14.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.2%
Consumer Staples	1.3%
Communications	4.1%
Health Care	4.4%
Utilities	4.8%
Energy	5.3%
Real Estate	6.9%
Consumer Discretionary	7.8%
Technology	8.4%
Materials	9.6%
Money Market Funds	16.6%
Financials	21.3%
Industrials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kemper Corporation	1.2%
Enovis Corporation	1.1%
BGC Group, Inc. - Class A	1.1%
Teleflex, Inc.	1.1%
Proficient Auto Logistics, Inc.	1.1%
Northeast Bank	1.1%
Brixmor Property Group, Inc.	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Hanover Insurance Group, Inc. (The)	1.0%
Webster Financial Corporation	1.0%

C000059519
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class N
Trading Symbol	DNSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$51	1.09%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	-10.90%	-3.30%	10.85%	5.60%
Morningstar Small Cap Value Category	-9.71%	-2.33%	13.75%	5.94%
Russell 2000® Value Index	-11.00%	-0.68%	11.74%	5.87%
S&P 500® Index	-1.74%	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,790,742
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 425,845
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$98,790,742
Number of Portfolio Holdings	194
Total Advisory Fee	$425,845
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.2%
Money Market Funds	14.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.2%
Consumer Staples	1.3%
Communications	4.1%
Health Care	4.4%
Utilities	4.8%
Energy	5.3%
Real Estate	6.9%
Consumer Discretionary	7.8%
Technology	8.4%
Materials	9.6%
Money Market Funds	16.6%
Financials	21.3%
Industrials	21.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kemper Corporation	1.2%
Enovis Corporation	1.1%
BGC Group, Inc. - Class A	1.1%
Teleflex, Inc.	1.1%
Proficient Auto Logistics, Inc.	1.1%
Northeast Bank	1.1%
Brixmor Property Group, Inc.	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Hanover Insurance Group, Inc. (The)	1.0%
Webster Financial Corporation	1.0%

C000241914
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class A
Trading Symbol	DASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.63%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	-3.42%	11.18%	15.42%
Class A With Load	-7.76%	6.19%	12.79%
Morningstar Global Moderately Conservative Allocation Category	1.04%	8.14%	7.26%
S&P 500® Index	-1.74%	12.10%	17.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,477,144
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 633,715
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$121,477,144
Number of Portfolio Holdings	11
Total Advisory Fee	$633,715
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	23.2%
Purchased Options	23.5%
U.S. Government & Agencies	53.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	23.7%
Money Market Funds	23.1%
U.S. Treasury Obligations	53.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.1211%, 07/10/25	22.9%
United States Treasury Bill, 3.6727%, 05/08/25	18.1%
S&P 500 INDEX SPXW US C6100, 01/31/30	13.0%
United States Treasury Note, 1.2500%, 09/30/28	12.2%
S&P 500 INDEX SPXW US C5450, 06/11/29	10.4%

C000241912
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class C
Trading Symbol	DCSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.38%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	-3.80%	10.38%	14.58%
Morningstar Global Moderately Conservative Allocation Category	1.04%	8.14%	7.26%
S&P 500® Index	-1.74%	12.10%	17.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,477,144
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 633,715
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$121,477,144
Number of Portfolio Holdings	11
Total Advisory Fee	$633,715
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	23.2%
Purchased Options	23.5%
U.S. Government & Agencies	53.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	23.7%
Money Market Funds	23.1%
U.S. Treasury Obligations	53.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.1211%, 07/10/25	22.9%
United States Treasury Bill, 3.6727%, 05/08/25	18.1%
S&P 500 INDEX SPXW US C6100, 01/31/30	13.0%
United States Treasury Note, 1.2500%, 09/30/28	12.2%
S&P 500 INDEX SPXW US C5450, 06/11/29	10.4%

C000241913
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class N
Trading Symbol	DNSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$67	1.38%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of April 30, 2025)

	6 Months	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	-3.31%	11.52%	15.72%
Morningstar Global Moderately Conservative Allocation Category	1.04%	8.14%	7.26%
S&P 500® Index	-1.74%	12.10%	17.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,477,144
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 633,715
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of April 30, 2025)

Total Net Assets	$121,477,144
Number of Portfolio Holdings	11
Total Advisory Fee	$633,715
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	23.2%
Purchased Options	23.5%
U.S. Government & Agencies	53.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	23.7%
Money Market Funds	23.1%
U.S. Treasury Obligations	53.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.1211%, 07/10/25	22.9%
United States Treasury Bill, 3.6727%, 05/08/25	18.1%
S&P 500 INDEX SPXW US C6100, 01/31/30	13.0%
United States Treasury Note, 1.2500%, 09/30/28	12.2%
S&P 500 INDEX SPXW US C5450, 06/11/29	10.4%